Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Derivative financial instrument and hedge accounting

Note 3.1. Change in accounting policy

Except as described below, the accounting policies applied in these Unaudited Condensed Consolidated Interim Financial Statements are the same as those applied in the Group’s last annual financial statements.

The policy for recognizing and measuring income taxes in the interim periods is consistent with that applied in the previous interim period and is described in Note 9. Income tax.

Derivative financial instrument and hedge accounting

Note 3.1.1. Derivative financial instrument and hedge accounting

Derivative financial instruments are initially measured at fair value. Subsequent to initial recognition, they are measured at fair value, and changes therein are generally recognized in profit or loss.

The Group designates certain derivatives as hedging instruments to hedge foreign currency exposure related to net investments in foreign operations. At the inception of the hedge relationship, the Group documents the economic relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking the hedge.

Hedges of net investments in foreign operations

When a derivative instrument or a non-derivative financial liability is designated as the hedging instrument in a hedge of a net investment in a foreign operation, the effective portion of changes in the fair value of a derivative or foreign exchange gains and losses for a non-derivative is recognized as Exchange differences on translation of foreign operations in Other Comprehensive Income and presented under such concept within Equity. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss, and is included in the ‘Other income (expense), net’ line item. Gains and losses on the hedging instrument accumulated in Other Comprehensive Income are reclassified to profit or loss on the disposal or partial disposal of the foreign operation.

New and amended IFRS Standards that are effective for the current period

Note 3.2. New and amended IFRS Standards that are effective for the current period

Certain new accounting standards, interpretations or amendments to accounting standards are effective for annual periods beginning after January 1, 2023. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective in the preparation of these Unaudited Condensed Consolidated Interim Financial Statements.

The Group adopted the following accounting standard amendments from January 1, 2023. The evaluation performed by management determined that these amendments did not result in a significant impact in relation to the Group’s Unaudited Condensed Consolidated Interim Financial Statements.

Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2) - Effective January 1, 2023

The amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements provide guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures.

The amendments had no impact on the Group’s Unaudited Condensed Consolidated Interim Financial Statements, but are expected to affect the accounting policy disclosures in the Group’s annual Consolidated Financial Statements.

Definition of Accounting Estimate (Amendments to IAS 8) - Effective January 1, 2023

The amendments introduce a new definition for accounting estimates, clarifying that they are monetary amounts in the financial statements that are subject to measurement uncertainty. The amendments also clarify the relationship between accounting policies and accounting estimates by specifying that a company develops an accounting estimate to achieve the objective set out by an accounting policy. The distinction between the two is important because changes in accounting policies are applied retrospectively, whereas changes in accounting estimates are applied prospectively.

The Group has determined the amendment has no significant impact in its Unaudited Condensed Consolidated Interim Financial Statements.

Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction – Amendments to IAS 12 Income Taxes - Effective January 1, 2023

The amendments to IAS 12 Income Tax narrow the scope of the initial recognition exception, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences such as leases and decommissioning liabilities. The amendments had no impact on the Group’s Unaudited Condensed Consolidated Interim Financial Statements.